PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
PROPERTY AND EQUIPMENT
NOTE 2 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at:

	27/09/2020	29/12/2019
Land	$525,240	$555,885
Equipment	2,422,521	2,390,545
Buildings	1,349,247	1,363,642

Total Property and Equipment	4,297,008	4,310,072
Accumulated depreciation	(2,350,129)	(2,210,816)
Less - Property held for sale	(349,244)	(449,244)
Net Property and Equipment	$1,597,635	$1,650,012

Depreciation expense for the 39-week periods in 2020 and 2019 was $139,313 and $167,242, respectively.

Property and equipment consisted of the following at end of the respective fiscal years:

	29/12/2019	30/12/2018
Land	$555,885	$584,535
Equipment	2,390,545	2,417,185
Buildings	1,363,642	1,401,840
Vehicles	-	4,000

Total property and equipment	4,310,072	4,407,560
Accumulated depreciation	(2,210,816)	(2,001,929)
Less - property held for sale	(449,244)	(353,092)
Net property and equipment	$1,650,012	$2,052,539

Depreciation expense for the years 2019 and 2018 was $211,087 and $225,814, respectively.